SHORT-TERM BORROWINGS (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings	€ 2,638	€ 3,513
Factored Account Receivables [Member]
Short-term borrowings	€ 2,638	3,185
Short Borrowing Japan [Member]
Short-term borrowings		€ 328